Segment information - Segment investments - Additional information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Total investments	€ 3,834	€ 3,850
Acquisitions of other intangible assets	1,163	991
Tangible assets	2,671	2,858
Operating segments [member] | Enterprise, operating segment [member]
Disclosure of operating segments [line items]
Total investments	155	151
Operating segments [member] | Enterprise, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Total investments	106	100
Operating segments [member] | International Carriers and Shared Services, operating segment [member]
Disclosure of operating segments [line items]
Total investments	108	113
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Total investments	€ 106	€ 110